3. MATERIAL ACCOUNTING POLICIES: Cash and Cash Equivalents (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation	$ 5,980,366	$ 3,754,075	$ 1,184